Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)	656,107
Granted (in shares)	107,737
Exercised (in shares)	(40,199)
Canceled/expired (in shares)	(4,420)
Outstanding at end of period (in shares)	719,225		656,107
Exercisable at end of period (in shares)	378,063
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)	$ 87.80
Granted (USD per share)	159.83
Exercised (USD per share)	36.00
Canceled/expired (USD per share)	22.30
Outstanding at end of period (USD per share)	101.89		$ 87.80
Exercisable at end of period (USD per share)	80.50
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	26.60
Granted (USD per share)	42.43	$ 43.43
Exercised (USD per share)	13.03
Canceled/expired (USD per share)	9.72
Outstanding at end of period (USD per share)	29.84		$ 26.60
Exercisable at end of period (USD per share)	$ 24.12
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	5 years		4 years 9 months 3 days
Exercisable at end of period (in years)	3 years 10 months 24 days